Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Business Combination
Schedule of allocation of the purchase price

	As of acquisition date	Amortization Years
	RMB
Identifiable assets acquired and liabilities assumed
Brand name and domain name	1,050	9
Software	880	3
Deferred revenue	(5,670)
Deferred tax liabilities	(483)

Identifiable net liabilities acquired (a)	(4,223)
Total consideration (b)	—

Goodwill (b-a)	4,223